AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON
April 12, 2017
SECURITIES ACT FILE NO. 2-14543 INVESTMENT COMPANY ACT FILE NO. 811-825

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]
PRE-EFFECTIVE AMENDMENT NO. __ [_]
POST-EFFECTIVE AMENDMENT NO. 97 [x]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 66 [x]

(CHECK APPROPRIATE BOX OR BOXES)

AMERICAN GROWTH FUND, INC.
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
1636 Logan Street, Denver, Colorado 80203
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANTS TELEPHONE NUMBER, INCLUDING AREA CODE (303) 626-0600

1636 Logan Street, Denver, CO 80203
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[_] on pursuant to paragraph (b)
[_] 60 days after filing pursuant to paragraph (a)(1)
[_] on November 30, 2010 Pursuant to paragraph (a)(1)
[_] 75 days after filing pursuant to paragraph (a)(2)
[_] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[_] this post-effective amendment designates a new effective Date for a previously filed post-effective amendment.

This amendment is being filed in html form at the request of the Securities and Exchange Commission.
The previous filing was composed of graphics.

Series One Part C page 1

SIGNATURES
Pursuant to the requirements of (the Securities Act and) the Investment Company Act, the Fund
(certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and) has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Denver, and State of Colorado on the day of March 30, 2017.

American Growth Fund, Inc.

By /s/ Timothy E. Taggart
Timothy E. Taggart
President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Timothy E. Taggart
Timothy E. Taggart
Director
March 29, 2017

/s/ Peter McKown
Peter McKown
Director
March 27, 2017

/s/ Dr. Brian Brody
Dr. Brian Brody
Director
March 22, 2017

/s/ Eddie R. Bush
Eddie R. Bush
Director
March 29, 2017

/s/ Harold Rosen
Harold Rosen
Director
March 29, 2017

/s/ Mark Bomber
Mark Bomber
Director
March 29, 2017

Series One Part C page 2